FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities
Categories of financial instruments:

	As of December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars
Financial assets
Financial assets at fair value through profit or loss	143,514	104,921	41,394
Cash and cash equivalents	113,062	129,577	32,611

	256,576	234,498	74,005

Schedule of Other Price Risk
The sensitivity analysis includes only shares, certificate of participation in mutual fund and bonds at the period end for a 10% change in its prices. A positive number below indicates an increase in profit and other equity where the prices strengthen 10% against the actual prices. For a 10% weakening of the prices against the actual prices, there would be an equal and opposite impact on the profit and other equity, and the balances below would be negative.

	2 0 1 7	2 0 1 6
	NIS	NIS

Profit or loss	14,351	10,492

Schedule of maturity profile of non-derivatives financial instruments
The following table presents the Group's maturity profile for its non-derivatives financial instruments based on their contractual maturity. These financial instruments include interest relating to these assets, except for cases when the Group anticipates that the cash flow will occur on a different period.

	1 month	1-3 Months	4-12 Months	1-5 Years	More than 5 Years	Total
	NIS	NIS	NIS	NIS	NIS	NIS

2017
Financial instruments which bear interest	608	728	3,471	13,832	69,266	87,905
Financial instruments which do not bear interest	168,671	-	-	-	-	168,671
	169,279	728	3,471	13,832	69,266	256,576

2016
Financial instruments which bear interest	272	1,683	2,583	29,580	24,346	58,464
Financial instruments which do not bear interest	176,651	-	-	-	-	176,651
	176,923	1,683	2,583	29,580	24,346	235,115

Schedule of Non-Derivatives Financial Instruments
The Financial instruments in the non-derivatives financial instruments consist of:

	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Cash and cash equivalents	113,062	129,577	32,611
Financial assets at fair value through profit or loss	143,514	104,921	41,394

	256,576	234,498	74,005

Schedule of Exchange rate risk
The carrying amounts of the Group's foreign currency denominated monetary assets and monetary liabilities at reporting date are as follows:

	Assets		Liabilities
	2 0 1 7	2 0 1 6	2 0 1 7	2 0 1 6
	NIS	NIS	NIS	NIS

US Dollars	38,034	43,263	1,944	1,387

EUR	1,299	57,805	3,568	6,071

	US Dollars Impact	EUR Impact
	2 0 1 7	2 0 1 7
	NIS	NIS

Profit or loss	3,609	(277)

	US Dollars Impact	EUR Impact
	2 0 1 6	2 0 1 6
	NIS	NIS

Profit or loss	4,187	5,173

Schedule of Classification of Financial Instruments by Fair Value Hierarchy

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
financial assets ‘at fair value through profit or loss’ (FVTPL)
Marketable securities and derivatives	143,514	-	-	143,514

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
financial assets ‘at fair value through profit or loss’ (FVTPL)
Marketable securities and derivatives	104,921	-	-	104,921